Accounts Receivable, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Bad debt expense	$ 1,529	$ 294	$ 6,100
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period past due for trade accounts receivable	30 days
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period past due for trade accounts receivable	90 days
Weighted Average
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period past due for trade accounts receivable	57 days